Income and Expenses - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Income And Expenses [Line Items]
Funding received	€ 48.2	€ 331.0	€ 1.5
Other operating income	598.4	250.5	2.7
Released to the consolidated statements of profit or loss	137.2	239.0	1.5
Foreign exchange gain	66.2	0.0	2.3
Fair value adjustments of financial instruments measured at fair value	277.8	17.3	0.0
Amortization of financial instruments	21.9	3.1	€ 0.3
BMBF Government Grant
Disclosure Of Income And Expenses [Line Items]
Funding received	48.1	326.9
Other operating income	€ 136.1	€ 238.9